Summary of Significant Accounting Policies (Details 7) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Common Stock Equivalents Value	$ 154,375,732	$ 511,925,538	$ 106,544,821	$ 14,714,639
Stock Options [Member]
Common Stock Equivalents Value	1,567,500	1,617,500	2,767,500	2,767,500
Warrant [Member]
Common Stock Equivalents Value	150,708,232	61,696,327	59,843,333	750,000
Convertible Debt [Member]
Common Stock Equivalents Value	2,100,000	448,592,711	43,933,988	11,197,139
Convertible Preferred Stock Series C [Member]
Common Stock Equivalents Value		$ 19,000		$ 0